Common Stocks	6 Months Ended
Dec. 31, 2017
Equity [Abstract]
Common Stocks

11. COMMON STOCKS

For the 6 months ended December 31, 2017, the Company issued an aggregate of 242,093 shares of its common stock at $0.30 per share for aggregate gross proceeds of $72,628 from IPO subscriptions.

As of December 31, 2017 and June 30, 2017, the Company has a total of 451,617,093 and 451,375,000 shares, respectively of its common stock issued and outstanding. There are no shares of preferred stock issued and outstanding.